Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Disclosure of Cash Flow Information

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Cash paid for interest	$210,918	$106,205	$13,062
Cash paid for income taxes (net of refunds)	$116,322	$55,105	$27,604